INCOME TAXES - Schedule of Income Tax Payable (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income tax payable	$ 0	$ 1,423,022
Jinshang Leasing [Member]
Income tax payable		$ 1,423,022